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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-02565
ING VP Money Market Portfolio
(Exact name of registrant as specified in charter)
7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices)     (Zip code)
CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-992-0180
Date of fiscal year end:      December 31
Date of reporting period:      September 30, 2005

Item 1. Schedule of Investments
The schedules of investments as of the close of the reporting period are set forth below for:
ING VP Money Market Portfolio
The schedules are not audited.

ING VP Money Market Portfolio (1)	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Principal
Amount			Value

Collateralized Mortgage Obligations: 5.6%
$11,400,000	@@, #	Cheyne 2004-1A, 3.250%, due 11/10/05	$11,400,000
13,900,000	@@, #, I	Newcastle CDO I Ltd., 3.860%, due 09/24/38	13,900,000
13,900,000	@@, #, I	Newcastle CDO III Ltd., 3.860%, due 09/24/38	13,900,000
13,700,000	@@, #	Putnam Structured Product CDO, 3.788%, due 10/15/38	13,700,000
8,500,000	@@, #	Whitehawk CDO Funding Ltd., 3.890%, due 09/15/06	8,500,000

		Total Collateralized Mortgage Obligations
		(Cost $61,400,000)	61,400,000

Commercial Paper: 51.1%
7,300,000	@@	Alliance & Leicester Group, 3.750%, due 12/07/05	7,248,608
2,400,000	@@	Alliance & Leicester Group, 3.960%, due 01/26/06	2,369,280
24,800,000		American Express Bank FSB, 3.930%, due 03/16/06	24,800,000
9,000,000		American Express Credit Corp., 3.820%, due 10/14/05	9,000,000
26,300,000	@@	ASB Bank Ltd., 3.620%, due 11/01/05	26,215,701
9,300,000	@@	ASB Bank Ltd., 3.650%, due 10/07/05	9,293,409
10,000,000	@@	ASB Bank Ltd., 3.650%, due 11/17/05	9,951,607
6,000,000		Barton Capital LLC, 3.820%, due 11/01/05	5,979,680
25,900,000		Bear Stearns Cos., Inc., 3.910%, due 10/03/05	25,891,561
46,800,000		Cafco LLC, 3.900%, due 10/03/05	46,784,790
28,327,000		Concord Minutemen Capital LLC, 3.840%, due 10/25/05	28,251,658
13,600,000		Crown Point Capital Co. LLC, 3.660%, due 11/07/05	13,547,728
12,095,000		Crown Point Capital Co. LLC, 3.790%, due 10/04/05	12,089,907
3,700,000	@@	Danske Corp., 3.600%, due 11/07/05	3,686,009
22,000,000	I	Goldman Sachs Group, 2.503%, due 02/13/06	22,000,000
10,000,000		Lehman Brothers Holdings, 3.880%, due 10/03/05	9,996,767
23,250,000		Master Funding LLC, 3.790%, due 10/05/05	23,237,762
25,000,000		Master Funding LLC, 3.820%, due 10/31/05	24,917,979
8,000,000		Monument Gardens Funding LLC, 3.570%, due 10/11/05	7,991,287
5,044,000		Monument Gardens Funding LLC, 3.770%, due 11/18/05	5,018,231
11,200,000		Monument Gardens Funding LLC, 3.770%, due 11/18/05	11,142,781
26,500,000		Monument Gardens Funding LLC, 3.820%, due 10/21/05	26,441,103
13,800,000		Morgan Stanley, 3.900%, due 10/03/05	13,795,515
18,000,000		Morgan Stanley, 3.830%, due 11/01/05	17,938,880
44,164,000		Rabobank, 3.880%, due 10/03/05	44,149,720
21,900,000	@@	Saint Germain Holdings Ltd., 3.750%, due 10/26/05	21,840,909
20,000,000	@@	Saint Germain Holdings Ltd., 3.810%, due 10/12/05	19,974,600
6,831,000	@@	Saint Germain Holdings Ltd., 3.820%, due 10/27/05	6,811,480
5,200,000		Three Pillars Funding, 3.890%, due 10/3/05	5,198,314
6,000,000		Thunderbay Funding, 3.850%, due 10/7/05	5,995,508
39,200,000		Tulip Funding Corp., 3.830%, due 10/28/05	39,083,532
24,600,000	#	Verizon Global Funding Corp., 3.980%, due 10/13/06	24,600,000
2,300,000	@@	Westpac Trust Ltd., 3.570%, due 10/24/05	2,294,533

		Total Commercial Paper
		(Cost $557,582,476)	557,538,839

Corporate Bonds/Notes: 33.9%
4,650,000	@@	Alliance & Leicester Group Treasury PLC, 3.813%, due 10/27/05	4,649,693
1,500,000		American Express Bank FSB, 3.941%, due 06/13/06	1,500,000
1,810,000		American Express Co., 6.875%, due 11/01/05	1,813,561

PORTFOLIO OF INVESTMENTS
ING VP Money Market Portfolio (1)	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

Corporate Bonds/Notes: 33.9% (continued)
9,000,000		American General Finance Corp., 3.970%, due 10/13/06	$9,000,000
6,239,000		American General Finance Corp., 5.875%, due 07/14/06	6,309,189
17,100,000	#	American Honda Finance Corp., 3.698%, due 09/18/06	17,100,000
5,000,000	#	American Honda Finance Corp., 3.950%, due 09/21/06	5,006,250
5,000,000	#	American Honda Finance Corp., 4.370%, due 10/03/05	5,000,058
25,000,000	@@	Banque Nationale de Paris, 3.742%, due 06/21/06	25,000,000
14,500,000	@@	Barclays Bank PLC, 3.754%, due 06/21/06	14,500,000
12,750,000		Bear Stearns Cos., Inc., 3.848%, due 09/28/06	12,750,000
12,300,000		Bear Stearns Cos., Inc., 3.930%, due 10/05/06	12,315,375
9,100,000		Citigroup, Inc., 6.750%, due 12/01/05	9,134,125
6,400,000		Fannie Mae, 3.749%, due 10/07/05	6,400,000
3,500,000		General Electric Capital Corp., 3.947%, due 02/06/06	3,504,375
16,000,000		General Electric Capital Corp., 4.040%, due 11/09/06	16,020,000
12,050,000	#	Goldman Sachs Group LP, 3.990%, due 10/13/06	12,050,000
7,800,000	@@, #	HBOS Treasury Services PLC, 3.880%, due 09/01/06	7,800,000
19,500,000	@@, #	HBOS Treasury Services PLC, 4.011%, due 10/24/06	19,508,190
9,200,000		HSBC Finance Corp., 6.500%, due 01/24/06	9,269,000
31,400,000	#, I	Money Market Trust Series A, 3.295%, due 08/30/2005	31,404,239
19,070,000		Morgan Stanley Group, Inc., 4.250%, due 03/27/06	19,093,838
12,400,000	@@	Societe Generale, 3.771%, due 03/30/06	12,398,072
1,500,000		Suntrust Bank, 3.890%, due 06/09/06	1,500,000
9,500,000	#	The Bank of New York Co., 3.870%, due 10/27/06	9,500,000
26,245,000		Verizon Global Funding Corp., 6.750%, due 12/01/05	26,343,419
52,400,000		Washington Mutual Bank, 3.854%, due 05/31/06	52,400,000
10,800,000		Wells Fargo & Co., 3.910%, due 11/02/06	10,820,844
7,800,000	@@	Westpac Banking Corp., 3.844%, due 10/11/06	7,799,812

		Total Corporate Bonds/Notes
		(Cost $369,908,891)	369,890,040

U.S. Government Agency Obligations: 7.3%
		Federal Home Loan Bank: 6.6%
20,750,000	L	2.500%, due 12/15/05	20,698,125
29,650,000		3.764%, due 06/14/06	29,657,798
22,000,000		3.814%, due 07/21/06	22,000,000

			72,355,923

		Federal National Mortgage Association: 0.7%
6,900,000		6.000%, due 12/15/05	6,925,875

			6,925,875

		Total U.S. Government Agency Obligations
		(Cost $79,314,112)	79,281,798

PORTFOLIO OF INVESTMENTS
ING VP Money Market Portfolio (1)	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

Repurchase Agreement: 1.9%
$$20,496,000		Goldman Sachs Repurchase Agreement dated 09/30/05, 3.790%, due 10/03/05, $20,502,473 to be received upon repurchase (Collateralized by $20,722,000 various U.S. Government Agency obligations, 3.900%-5.400%, Market Value plus accrued interest $20,906,089, due 02/25/08-04/28/14).		$20,496,000

		Total Repurchase Agreement
		(Cost $20,496,000)		20,496,000

Security Lending Collateral cc: 1.9%
21,247,425		The Bank of New York Institutional Cash Reserves Fund		21,247,425

		Total Securities Lending Collateral
		(Cost $21,247,425)		21,247,425

		Total Investments in Securities
		(Cost $1,109,948,904)	101.7%	$1,109,854,102
		Other Assets and Liabilities, Net	(1.7)	(19,076,889)

		Net Assets	100.0%	$1,090,777,213

	(1)	All securities with a maturity date greater than 13 months have either a variable rate, demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.
	@@	Foreign Issuer
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	I	Illiquid security
	CC	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is the same as for financial reporting purposes. Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$94,765
		Gross Unrealized Depreciation		(189,567)

		Net Unrealized Depreciation		$(94,802)

Pursuant to guidelines adopted by the Portfolio’s Board, the following securities have been deemed to be illiquid. ING VP Money Market Portfolio currently limits investment in illiquid securities to 10% of the Portfolio’s net assets, at market value, at time of purchase.

		Initial			Percent
		Acquisition			of Net
Security	Shares	Date	Cost	Value	Assets
Newcastle CDO I Ltd.	13,900,000	10/23/03	$13,900,000	$13,900,000	1.3%
Newcastle CDO III Ltd.	13,900,000	09/22/05	13,900,000	13,900,000	1.3%
Money Market Trust Series A	31,400,000	04/15/03	31,404,239	31,404,239	2.8%

			$59,204,239	$59,204,239	5.4%

Item 2. Controls and Procedures.
(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING VP Money Market Portfolio

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 28, 2005

By	/s/ Todd Modic

Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 28, 2005